Goldman Sachs BRIC Fund

GOLDMAN SACHS TRUST

Goldman Sachs Fundamental Emerging Markets Equity Funds

Class A Shares, Class B, Class C, Institutional, Service and Class IR Shares

(as applicable) of the

Goldman Sachs BRIC Fund (Brazil, Russia, India, China)

Goldman Sachs Emerging Markets Equity Fund

(the "Funds")

Supplement dated June 20, 2011 to the

Prospectus dated February 28, 2011 (the "Prospectus")

Effective as of the start of business on July 1, 2011, Goldman Sachs Asset Management (the "Investment Adviser") has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% and 1.08%, respectively, as an annual percentage rate of the average daily net assets of the Goldman Sachs BRIC Fund and Goldman Sachs Emerging Markets Equity Fund.

Accordingly, effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the "Goldman Sachs BRIC Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs BRIC Fund		Class A, Goldman Sachs BRIC Fund	Class C, Goldman Sachs BRIC Fund	Institutional Class, Goldman Sachs BRIC Fund	Class IR, Goldman Sachs BRIC Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	1.00%	none	none
[1]	A contingent deferred sales charge of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs BRIC Fund		Class A, Goldman Sachs BRIC Fund	Class C, Goldman Sachs BRIC Fund	Institutional Class, Goldman Sachs BRIC Fund	Class IR, Goldman Sachs BRIC Fund
Management Fees		1.30%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.37%	0.37%	0.22%	0.37%
Total Annual Fund Operating Expenses		1.92%	2.67%	1.52%	1.67%
Fee Waiver and Expense Limitation	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.79%	2.54%	1.39%	1.54%
[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.16% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

Goldman Sachs Emerging Markets Equity Fund
Effective July 1, 2011, the following replaces in its entirety the table and its accompanying footnotes in the "Goldman Sachs Emerging Markets Equity Fund—Summary—Fees and Expenses of the Fund" section of the Prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Emerging Markets Equity Fund		Class A, Goldman Sachs Emerging Markets Equity Fund	Class B, Goldman Sachs Emerging Markets Equity Fund	Class C, Goldman Sachs Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Emerging Markets Equity Fund	Service Class, Goldman Sachs Emerging Markets Equity Fund	Class IR, Goldman Sachs Emerging Markets Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Emerging Markets Equity Fund		Class A, Goldman Sachs Emerging Markets Equity Fund	Class B, Goldman Sachs Emerging Markets Equity Fund	Class C, Goldman Sachs Emerging Markets Equity Fund	Institutional Class, Goldman Sachs Emerging Markets Equity Fund	Service Class, Goldman Sachs Emerging Markets Equity Fund	Class IR, Goldman Sachs Emerging Markets Equity Fund
Management Fees		1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none
Other Expenses		0.46%	0.46%	0.46%	0.31%	0.81%	0.46%
Service Fees		none	none	none	none	0.25%	none
Shareholder Administration Fees		none	none	none	none	0.25%	none
All Other Expenses		0.46%	0.46%	0.46%	0.31%	0.31%	0.46%
Total Annual Fund Operating Expenses		1.91%	2.66%	2.66%	1.51%	2.01%	1.66%
Fee Waiver and Expense Limitation	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation		1.79%	2.54%	2.54%	1.39%	1.89%	1.54%
[1]	Effective July 1, 2011, the Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 1.08% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least February 28, 2012, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.